Consolidated Statements of Changes in Equity (Parentheticals) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statements Of Changes In Equity Abstract
Total attributable to shareholders of the Bank	$ 857,623	$ 496,404
Allocated to reserves	227,295	117,266
Allocated to dividends	$ 600,336	$ 347,483
Percentage distributed	70.00%	70.00%
Number of shares (in shares)	188,446,126,794	188,446,126,794
Dividend per share (in Pesos per share)	$ 3.186	$ 1.844